Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories	The components of inventory are as follows:

As at Dec. 31	2018	2017
Parts and materials	113	118
Coal	108	58
Deferred stripping costs	7	11
Natural gas	4	9
Purchased emission credits	10	23
Total	242	219

Disclosure Of The Change In Inventory
The change in inventory is as follows:

Balance, Dec. 31, 2016	213
Net addition	11
Change in foreign exchange rates	(5)
Balance, Dec. 31, 2017	219
Net addition	20
Change in foreign exchange rates	3
Balance, Dec. 31, 2018	242